Angel Oak Financial Strategies Income Term Trust
Schedule of Investments
April 30, 2023 (Unaudited)
	Principal
	Amount	Value
Bank Loans ― 0.36%
BJ Services LLC, 0.000%, 7/3/2023	$913,724	$840,626
Premier Brands, 12.384% (3 Month LIBOR USD + 8.250%), 3/20/2024 (a)	472,568	458,391
TOTAL BANK LOANS (Cost ― $1,385,776)		$1,299,017

Common Stocks ― 0.37%	Shares
Real Estate Investment Trust ― 0.37%
AGNC Investment Corp.	30,500	302,255
Annaly Capital Management, Inc.	15,000	299,700
Ellington Financial, Inc.	15,750	201,127
PennyMac Mortgage Investment Trust	13,000	161,590
Redwood Trust, Inc.	25,750	161,710
Rithm Capital Corp.	25,000	204,000
TOTAL COMMON STOCKS (Cost ― $2,020,603)		$1,330,382
	Principal
Convertible Obligations ― 0.09%	Amount
Financial ― 0.09%
FedNat Holding Co., 5.000%, 4/19/2026 (b)(c)(d)	$1,000,000	310,000
TOTAL CONVERTIBLE OBLIGATIONS (Cost ― $1,000,000)		$310,000

Corporate Obligations ― 128.68%
Financial ― 128.68%
A10 Capital LLC, 5.875%, 8/17/2026 (b)	4,000,000	3,696,392
Alpine Banks of Colorado, 5.875% (TSFR3M + 5.690%), 6/15/2030 (a)(b)(e)	4,000,000	3,789,834
Ameris Bancorp, 4.250% (TSFR3M + 2.940%), 12/15/2029 (a)(e)	2,250,000	2,070,687
Amur Equipment Finance, Inc., 6.125%, 3/15/2026 (b)	1,500,000	1,418,860
ANB Corp., 4.000% (TSFR3M + 3.875%), 9/30/2030 (a)(b)	2,500,000	2,264,881
Arbor Realty SR, Inc., 7.750%, 3/30/2026 (b)	3,000,000	2,993,852
Arbor Realty Trust, Inc., 5.000%, 4/30/2026	2,000,000	1,784,355
Arbor Realty Trust, Inc., 4.500%, 3/15/2027 (b)	500,000	429,596
Arena Finance LLC, 6.750%, 9/30/2025 (b)(e)	2,000,000	1,802,500
Avidbank Holdings, Inc., 5.000% (TSFR3M + 3.595%), 12/30/2029 (a)(b)	6,000,000	5,602,901
B. Riley Financial, Inc., 6.375%, 2/28/2025 (f)	1,000,000	930,400
B. Riley Financial, Inc., 6.500%, 9/30/2026 (f)	298,650	242,265
B. Riley Financial, Inc., 5.500%, 3/31/2026 (f)	1,000,000	811,600
B. Riley Financial, Inc., 5.000%, 12/31/2026 (f)	2,000,000	1,524,000
B. Riley Financial, Inc., 6.000%, 1/31/2028 (f)	3,000,000	2,316,000
Banc of California, Inc., 5.250%, 4/15/2025 (e)	3,000,000	2,675,389
Banc of California, Inc., 4.375% (SOFR + 4.195%), 10/30/2030 (a)	1,675,000	1,432,181
Bancorp Bank, 4.750%, 8/15/2025 (e)	1,500,000	1,361,735
BancPlus Corp., 6.000% (TSFR3M + 5.860%), 6/15/2030 (a)(b)	5,000,000	4,749,168
BankGuam Holding Co., 6.350% (3 Month LIBOR USD + 4.660%), 6/30/2029 (a)	9,000,000	8,659,291
BankGuam Holding Co., 4.750% (TSFR3M + 4.130%), 7/1/2031 (a)(b)	3,000,000	2,713,915
BankSouth Holding Co., 5.875% (3 Month LIBOR USD + 4.020%), 7/30/2029 (a)(b)	5,000,000	4,797,331
Banterra Bank, 6.000% (3 Month LIBOR USD + 4.120%), 6/7/2029 (a)	7,500,000	7,237,936
Banterra Corp., 8.000% (TSFR3M + 3.850%), 9/30/2032 (a)(b)	1,250,000	1,233,238
Bar Harbor Bankshares, 4.625% (TSFR3M + 3.270%), 12/1/2029 (a)	6,000,000	5,621,628
BayCom Corp., 5.250% (TSFR3M + 5.210%), 9/15/2030 (a)	2,000,000	1,772,654
BayFirst Financial Corp., 4.500% (SOFRINDX + 3.780%), 6/30/2031 (a)(b)	1,000,000	897,888
Berkshire Hills Bancorp, Inc., 5.500% (TSFR3M + 2.490%), 7/1/2032 (a)	1,000,000	901,356
Big Poppy Holdings, Inc., 6.500%, 7/1/2027	3,500,000	3,071,250
Byline Bancorp, Inc., 6.000% (TSFR3M + 5.880%), 7/1/2030 (a)(e)	6,000,000	5,693,127
Cadence Bank, 4.750% (3 Month LIBOR USD + 3.030%), 6/30/2029 (a)(e)	2,000,000	1,913,816
Capstar Financial Holdings, Inc., 5.250% (SOFR + 5.130%), 6/30/2030 (a)(e)	3,000,000	2,817,281
CB Financial Services, Inc., 3.875% (TSFR3M + 2.800%), 12/15/2031 (a)(b)	6,000,000	5,195,607
CB&T Holding Corp., 6.250% (TSFR3M + 6.015%), 12/15/2030 (a)(b)	5,000,000	4,275,000
Central Bancshares, Inc., 5.750% (3 Month LIBOR USD + 3.870%), 6/30/2029 (a)(b)(e)	5,000,000	4,803,472
Central Pacific Financial Corp., 4.750% (TSFR3M + 4.560%), 11/1/2030 (a)	1,000,000	919,597
Citizens Community Bancorp, Inc., 6.000% (TSFR3M + 5.910%), 9/1/2030 (a)(b)	2,000,000	1,890,665
Citizens Community Bancorp, Inc., 4.750% (TSFR3M + 3.290%), 4/1/2032 (a)(b)	1,500,000	1,322,803
Clear Blue Financial Holdings LLC, 5.375%, 12/30/2028 (b)(c)(e)	10,000,000	8,350,000
Clear Street Holdings LLC, 6.000%, 10/15/2025 (b)(e)	5,000,000	4,456,250
CoastalSouth Bancshares, Inc., 5.950% (TSFR3M + 5.820%), 9/15/2030 (a)(b)	2,000,000	1,886,955
Colony Bankcorp, Inc., 5.250% (TSFR3M + 2.650%), 5/20/2032 (a)(b)	1,000,000	895,290
Columbia Banking System, Inc., 8.165% (3 Month LIBOR USD + 5.260%), 12/10/2025 (a)(b)	6,500,000	6,425,388
Commercial Credit Group, Inc., 4.875%, 5/30/2026 (b)	1,500,000	1,352,437
Community Financial Corp., 4.750% (TSFR3M + 4.580%), 10/15/2030 (a)	1,000,000	920,876
Community Heritage Financial, Inc., 5.750% (3 Month LIBOR USD + 4.395%), 10/30/2029 (a)(b)	4,500,000	4,276,630
ConnectOne Bancorp, Inc., 5.750% (TSFR3M + 5.605%), 6/15/2030 (a)(e)	2,000,000	1,844,247
CRB Group, Inc., 6.500% (TSFR3M + 6.380%), 9/1/2030 (a)(b)(e)	3,750,000	3,598,148
Customers Bancorp, Inc., 2.875% (TSFR3M + 2.350%), 8/15/2031 (a)	1,000,000	857,885
Customers Bank, 6.125% (3 Month LIBOR USD + 3.443%), 6/26/2029 (a)(b)(e)	4,500,000	4,309,825
Dime Community Bancshares, Inc., 5.000% (TSFR3M + 2.180%), 5/15/2032 (a)	1,250,000	1,108,948
EF Holdco, Inc. / EF Cayman Holdings Ltd., 5.875%, 4/1/2027 (b)(e)	5,000,000	4,621,857
Enterprise Bancorp, Inc., 5.250% (TSFR3M + 5.175%), 7/15/2030 (a)	3,500,000	3,282,953
Equity Bancshares, Inc., 7.000% (TSFR3M + 6.880%), 6/30/2030 (a)(e)	9,000,000	8,714,270
Evans Bancorp, Inc., 6.000% (SOFR + 5.900%), 7/15/2030 (a)(e)	4,000,000	3,792,113
FedNat Holding Co., 7.750%, 3/15/2029 (c)(d)	7,000,000	2,170,000
Fidelity Bank, 5.875% (3 Month LIBOR USD + 3.630%), 5/31/2030 (a)(e)	7,000,000	6,638,566
Fidelity Federal Bancorp, 6.000% (TSFR3M + 4.650%), 11/1/2029 (a)(b)	2,000,000	1,907,400
Fidelity Federal Bancorp, 4.500% (TSFR3M + 3.840%), 3/30/2031 (a)(b)	1,000,000	905,026
Fidelity Financial Corp., 5.000% (TSFR3M + 2.470%), 4/30/2032 (a)(b)	5,000,000	4,441,013
Financial Institutions, Inc., 4.375% (TSFR3M + 4.265%), 10/15/2030 (a)	3,000,000	2,738,030
FineMark Holdings, Inc., 5.875% (3 Month LIBOR USD + 2.970%), 6/30/2028 (a)	2,000,000	1,985,315
First Bancshares, Inc., 4.250% (TSFR3M + 4.126%), 10/1/2030 (a)	1,000,000	911,216
First Bank, 5.500% (TSFR3M + 5.380%), 6/1/2030 (a)	1,500,000	1,418,825
First Business Financial Services, Inc., 5.500% (SOFR + 4.332%), 8/15/2029 (a)(b)(e)	9,500,000	9,060,677
First Help Financial LLC, 6.000%, 11/15/2026 (b)	5,000,000	4,620,956
First Internet Bancorp, 6.000% (3 Month LIBOR USD + 4.114%), 6/30/2029 (a)(f)	7,427,800	6,153,190
First Midwest Capital Trust, 6.950%, 12/1/2033	1,761,000	1,628,925
First Northwest Bancorp, 3.750% (SOFR + 3.000%), 3/30/2031 (a)	1,000,000	885,960
First Paragould Bankshares, Inc., 7.961% (3 Month LIBOR USD + 3.095%), 12/15/2027 (a)(b)	2,250,000	2,205,344
FirstBank, 4.500% (SOFR + 4.390%), 9/1/2030 (a)(e)	4,500,000	4,136,120
Firstsun Capital Bancorp, 6.000% (TSFR3M + 5.890%), 7/1/2030 (a)(b)(e)	6,500,000	6,167,555
Five Star Bancorp, 6.000% (SOFR + 3.290%), 9/1/2032 (a)(b)	1,000,000	915,344
Flagstar Bancorp, Inc., 4.125% (TSFR3M + 3.910%), 11/1/2030 (a)	2,375,000	2,096,232
Flushing Financial Corp., 3.125% (TSFR3M + 2.035%), 12/1/2031 (a)	2,000,000	1,636,369
Forbright, Inc., 5.750% (TSFR3M + 4.390%), 12/1/2029 (a)(b)	2,000,000	1,895,249
Franklin BSP Lending Corp., 4.850%, 12/15/2024 (b)	2,000,000	1,923,600
Georgia Banking Co. Inc., 4.125% (TSFR3M + 3.400%), 6/15/2031 (a)(b)	1,000,000	888,906
Golden Pear Funding HoldCo LLC, 6.375%, 12/22/2026	5,000,000	4,629,193
Golden State Bancorp, 4.500% (TSFR3M + 3.350%), 12/15/2031 (a)(b)	1,000,000	885,168
Hallmark Financial Services, Inc., 6.250%, 8/15/2029	9,182,000	5,509,200
Hanmi Financial Corp., 3.750% (TSFR3M + 3.100%), 9/1/2031 (a)	3,500,000	3,004,892
HBT Financial, Inc., 4.500% (TSFR3M + 4.370%), 9/15/2030 (a)(b)	3,000,000	2,753,845
Hilltop Holdings, Inc., 6.125% (TSFR3M + 5.800%), 5/15/2035 (a)	250,000	229,408
Home Bancshares, Inc., 5.500% (TSFR3M + 5.345%), 7/31/2030 (a)(b)	4,500,000	4,198,730
HomeStreet, Inc., 3.500% (TSFR3M + 2.150%), 1/30/2032 (a)	3,000,000	2,459,152
Independent Bank Corp., 5.950% (TSFR3M + 5.825%), 5/31/2030 (a)(b)	1,000,000	949,602
Independent Bank Group, Inc., 4.000% (TSFR3M + 3.885%), 9/15/2030 (a)	1,000,000	893,542
Investar Holding Corp., 5.125% (SOFR + 3.752%), 12/30/2029 (a)(b)	4,000,000	3,743,498
Kingstone Cos, Inc., 12.000%, 12/30/2024 (b)	4,811,000	4,666,670
Level One Bancorp, Inc., 4.750% (TSFR3M + 3.110%), 12/18/2029 (a)	1,500,000	1,405,557
Limestone Bancorp, Inc., 5.750% (3 Month LIBOR USD + 3.950%), 7/31/2029 (a)(b)	5,000,000	4,788,899
Luther Burbank Corp., 6.500%, 9/30/2024 (b)(e)	2,000,000	1,995,743
Malvern Bancorp, Inc., 5.286% (3 Month LIBOR USD + 4.145%), 2/15/2027 (a)	1,250,000	1,226,525
Maple Financial Holdings, Inc., 5.000% (TSFR3M + 4.670%), 2/15/2031 (a)(b)	2,000,000	1,841,749
Marble Point Loan Financing Ltd. / MPLF Funding LLC, 7.500%, 10/16/2025 (b)(e)	1,500,000	1,396,875
Mercantile Bank Corp., 3.250% (SOFR + 2.120%), 1/30/2032 (a)	1,500,000	1,273,222
Meridian Corp., 5.375% (TSFR3M + 3.950%), 12/30/2029 (a)(e)	4,000,000	3,757,792
MidWestOne Financial Group, Inc., 5.750% (TSFR3M + 5.680%), 7/30/2030 (a)(e)	5,000,000	4,710,560
Millennium Consolidated Holdings LLC, 7.500%, 6/30/2023 (b)	2,000,000	1,993,597
Nano Financial Holdings, Inc., 7.000%, 7/1/2024 (b)	5,000,000	4,942,961
National Bank of Indianapolis Corp., 5.500% (3 Month LIBOR USD + 4.209%), 9/15/2029 (a)(b)	7,000,000	6,656,923
NewtekOne, Inc., 8.125%, 2/1/2025 (b)	1,250,000	1,234,756
NexBank Capital, Inc., 4.000% (TSFR3M + 3.390%), 8/15/2031 (a)(b)	2,000,000	1,688,171
NexBank Capital, Inc., 6.000%, 7/15/2032 (b)	1,500,000	1,377,023
Northern Bancorp, Inc., 4.750% (TSFR3M + 3.275%), 12/30/2029 (a)(b)	2,000,000	1,871,633
Northpointe Bancshares, Inc., 6.000% (TSFR3M + 4.905%), 9/30/2029 (a)(b)	4,000,000	3,824,397
Northwest Bancshares, Inc., 4.000% (TSFR3M + 3.890%), 9/15/2030 (a)	1,000,000	908,007
Oakstar Bancshares, Inc., 4.250% (TSFR3M + 3.516%), 4/15/2031 (a)(b)	1,000,000	897,421
Obsidian Insurance Holdings, Inc., 6.500%, 12/30/2025 (b)(e)	5,000,000	4,462,500
Ohio National Financial Services, Inc., 6.625%, 5/1/2031 (b)(e)	6,000,000	5,645,396
Olney Bancshares of Texas, Inc., 4.000% (TSFR3M + 3.320%), 3/15/2031 (a)(b)	1,000,000	893,662
Origin Bank, 4.250% (3 Month LIBOR USD + 2.820%), 2/15/2030 (a)	2,500,000	2,331,411
Pacific Premier Bancorp, Inc., 5.375% (TSFR3M + 5.170%), 6/15/2030 (a)(e)	5,000,000	4,703,753
PCAP Holdings LP, 6.500%, 7/15/2028 (b)	2,000,000	1,811,373
PhenixFIN Corp., 5.250%, 11/1/2028 (f)	1,750,000	1,544,200
Piedmont Bancorp, Inc., 5.750% (TSFR3M + 5.615%), 9/1/2030 (a)(b)	2,500,000	2,350,368
Preferred Bank, 3.375% (TSFR3M + 2.780%), 6/15/2031 (a)	2,500,000	2,021,988
Premia Holdings Ltd., 6.900%, 9/23/2030 (b)	9,000,000	8,955,000
Primis Financial Corp., 5.400% (TSFR3M + 5.310%), 9/1/2030 (a)(e)	2,000,000	1,825,442
Queensborough Co., 6.000% (TSFR3M + 5.880%), 10/15/2030 (a)(b)	3,000,000	2,828,508
RBB Bancorp, 4.000% (TSFR3M + 3.290%), 4/1/2031 (a)	1,500,000	1,318,131
Ready Capital Corp., 6.200%, 7/30/2026 (f)	4,491,700	4,177,281
Ready Capital Corp., 5.750%, 2/15/2026 (f)	1,567,500	1,442,100
Reliant Bancorp, Inc., 5.125% (TSFR3M + 3.765%), 12/15/2029 (a)	500,000	468,598
River Financial Corp., 4.000% (TSFR3M + 3.420%), 3/15/2031 (a)(b)	1,000,000	893,658
Salisbury Bancorp, Inc., 3.500% (SOFR + 2.800%), 3/31/2031 (a)	1,000,000	881,667
SCRE Intermediate Holdco LLC, 6.500%, 2/15/2027 (b)	2,000,000	1,832,494
Silver Queen Financial Services, Inc., 8.300% (3 Month LIBOR USD + 3.338%), 12/1/2027 (a)(b)(e)	3,800,000	3,731,487
SmartFinancial, Inc., 5.625% (3 Month LIBOR USD + 2.550%), 10/2/2028 (a)(b)(e)	2,190,000	2,157,067
South Street Securities Funding LLC, 6.250%, 12/30/2026 (b)	6,000,000	5,533,002
Southern Financial Corp., 4.875% (TSFR3M + 3.930%), 10/20/2031 (a)(b)	1,500,000	1,350,800
Spirit of Texas Bancshares, Inc., 6.000% (TSFR3M + 5.920%), 7/31/2030 (a)(b)	5,000,000	4,733,608
Stellar Bancorp, Inc., 4.700% (SOFR + 3.392%), 10/1/2029 (a)(e)	1,750,000	1,598,664
Sterling Bancorp, Inc., 11.080% (3 Month LIBOR USD + 5.820%), 4/15/2026 (a)(b)	2,700,000	2,676,792
Summit Financial Group, Inc., 3.250% (TSFR3M + 2.300%), 12/1/2031 (a)	2,000,000	1,703,369
Texas State Bankshares, Inc., 5.750% (3 Month LIBOR USD + 3.550%), 6/15/2029 (a)(b)	4,000,000	3,848,181
TIAA FSB Holdings, Inc., 5.750%, 7/2/2025	1,000,000	946,282
Transverse Insurance Group LLC, 6.000%, 12/15/2026 (b)	5,000,000	4,602,842
Trinitas Capital Management LLC, 6.000%, 7/30/2026 (b)	6,000,000	5,347,500
Trinity Capital, Inc., 7.000%, 1/16/2025 (f)	7,500,000	7,350,000
Triumph Financial, Inc., 4.875% (SOFR + 3.592%), 11/27/2029 (a)(e)	10,000,000	9,318,616
Tulsa Valley Bancshares Corp., 5.000% (TSFR3M + 4.210%), 4/15/2031 (a)(b)	1,250,000	1,145,973
United Insurance Holdings Corp., 7.250%, 12/15/2027	4,670,000	3,041,337
Universal Insurance Holdings, Inc., 5.625%, 11/30/2026	7,000,000	6,286,610
Univest Financial Corp., 7.250% (TSFR3M + 3.098%), 11/15/2032 (a)	1,250,000	1,198,112
US Metro Bancorp, Inc., 5.650% (TSFR3M + 5.430%), 11/1/2030 (a)(b)(e)	3,000,000	2,862,661
VCT Holdings LLC, 6.000%, 12/30/2026 (b)	5,000,000	4,356,250
Velocity Commercial Capital LLC, 7.125%, 3/15/2027 (b)	3,000,000	2,849,982
Veritex Holdings, Inc., 4.750% (TSFR3M + 3.470%), 11/15/2029 (a)	1,750,000	1,645,682
Volunteer State Bancshares, Inc., 5.750% (TSFR3M + 4.365%), 11/15/2029 (a)(b)	2,000,000	1,898,045
VyStar Credit Union, 4.250%, 3/15/2032 (b)	3,000,000	2,596,703
Webster Financial Corp., 4.000% (TSFR3M + 2.530%), 12/30/2029 (a)	200,000	187,520
Webster Financial Corp., 3.875% (TSFR3M + 3.690%), 11/1/2030 (a)	1,000,000	905,499
White River Bancshares Co., 5.875% (TSFR3M + 4.420%), 12/31/2029 (a)(b)	5,000,000	4,734,968
Wintrust Financial Corp., 4.850%, 6/6/2029	5,000,000	4,624,700
Zais Group LLC, 7.000%, 11/15/2023 (b)	243,800	241,057
TOTAL CORPORATE OBLIGATIONS (Cost ― $507,250,643)		$461,233,891

Preferred Stocks ― 6.01%	Shares
Financial ― 2.81%
B. Riley Financial, Inc., 7.375%	40,000	891,200
Clear Street Group, Inc., 7.000% (b)(g)	80,000	1,400,000
CNB Financial Corp., 7.125%	2,601	57,612
Dime Community Bancshares, Inc., 5.500%	25,000	421,250
First Citizens BancShares, Inc., 5.375%	140,000	3,081,400
First Merchants Corp., 7.500%	40,000	977,200
Northpointe Bancshares, Inc., 8.250% (SOFR + 7.990%) (a)(b)	80,000	1,938,000
OceanFirst Financial Corp., 7.000% (SOFR + 6.845%) (a)	19,500	458,445
United Fidelity Bank, 7.000% (b)(c)	1,000	847,000
		10,072,107
Real Estate Investment Trust ― 3.20%
AGNC Investment Corp., 7.000% (3 Month LIBOR + 5.111%) (a)	40,000	991,600
Annaly Capital Management, Inc., 6.950% (3 Month LIBOR + 4.993%) (a)	40,000	997,600
Dynex Capital, Inc., 6.900% (3 Month LIBOR + 5.461%) (a)	40,000	877,600
Ellington Financial, Inc., 6.750% (3 Month LIBOR + 5.196%) (a)	20,000	397,000
Ellington Financial, Inc., 6.250% (H15T5Y + 4.990%) (a)	80,000	1,493,600
Inpoint Commercial Real Estate Income, Inc., 6.750%	80,000	1,508,000
Lument Finance Trust, Inc., 7.875%	40,000	704,000
Rithm Capital Corp., 7.000% (H15T5Y + 6.223%) (a)	200,000	3,994,000
TPG RE Finance Trust, Inc., 6.250%	30,000	495,600
		11,459,000
TOTAL PREFERRED STOCKS (Cost ― $25,473,087)		$21,531,107

Warrants ― 0.03%
Financial ― 0.03%
Kingstone Cos, Inc. (b)	233,775	116,888
TOTAL WARRANTS (Cost ― $0)		$116,888

Short-Term Investments ― 0.63%
Money Market Funds ― 0.63%
First American Government Obligations Fund, Class U, 4.746% (h)	2,274,109	2,274,109
TOTAL SHORT-TERM INVESTMENTS (Cost ― $2,274,109)		$2,274,109
TOTAL INVESTMENTS ― 136.17% (Cost ― $539,404,218)		$488,095,394
Liabilities in Excess of Other Assets ― (36.17%)		(129,647,706)
NET ASSETS ― 100.00%		$358,447,688

LIBOR:	London Inter-Bank Offered Rate
SOFR:	Secured Overnight Financing Rate
SOFRINDX:	Secured Overnight Financing Rate Compounded Index
TSFR3M:	3 Month Term Secured Overnight Financing Rate
H15T5Y:	5 Year Treasury Note Constant Maturity Rate

(a)
Variable or floating rate security based on a reference index and spread.  Certain securities are fixed to variable and currently in the fixed phase. Securities that reference SOFR may have been subject to a credit spread adjustment, particularly legacy holdings that previously referenced LIBOR and have transitioned to SOFR as the base lending rate. Rate disclosed is the rate in effect as of April 30, 2023.

(b)
Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933.  The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
These securities are determined to be liquid by the Adviser, under the procedures established by the Fund's Board of Trustees, unless otherwise denoted. At April 30, 2023, the value of these securities amounted to $269,641,179 or 75.22% of net assets.

(c)
As of April 30, 2023, the Fund has fair valued these securities under the procedures established by Angel Oak Capital Advisors, LLC as Valuation Designee pursuant to Rule 2a-5 under the Investment
Company Act of 1940. The value of these securities amounted to $11,677,000 or 3.26% of net assets. Value determined using significant unobservable inputs.

(d)	Security identified as in default as to the payment of interest. Income is not being accrued.
(e)	All or a portion of the security has been pledged as collateral in connection with open reverse repurchase agreements. At April 30, 2023, the value of securities pledged amounted to $140,784,025.
(f)	Security issued as a "Baby Bond", with a par value of $25 per bond. The principal balance disclosed above represents the issuer's outstanding principal that corresponds to the bonds held in the Fund.
(g)	Variable rate security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of April 30, 2023.
(h)	Rate disclosed is the seven day yield as of April 30, 2023.

Schedule of Open Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
Lucid Management and Capital Partners LP	6.326%	4/13/2023	5/11/2023	$30,391,806	$30,243,000
Lucid Management and Capital Partners LP	6.827%	4/13/2023	7/13/2023	7,027,206	6,908,000
Lucid Management and Capital Partners LP	6.627%	4/13/2023	7/20/2023	15,004,878	14,739,000
					$51,890,000

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount less than the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund records its investments at fair value in accordance with fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities ("ABS"), collateralized loan obligations ("CLOs"), corporate obligations and trust preferred securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the-counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.  Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value.  These securities will generally be categorized as Level 2 securities.

Participation loans are priced by a third-party pricing service. These firms primarily obtain their market color from model inputs based on business, economic, market, and other conditions. The principal sources of information used to conduct valuation include historical and projected financial information, governing legal documents, discussions with related personnel, remittance data and various other documents and schedules available from public or private sources. These securities will be categorized as Level 2 securities.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund's valuation processes and reports quarterly to the Board. The Board has selected Angel Oak Capital Advisors, LLC (the "Adviser) as the Valuation Designee. As such, the Valuation Committee of the Adviser has been delegated the day-to-day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee's Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value the Fund's net assets as of April 30, 2023:

	Level 1	Level 2	Level 3	Total
Assets
Bank Loans	$–	$1,299,017	$–	$1,299,017
Common Stocks	1,330,382	–	–	1,330,382
Convertible Obligations	–	–	310,000	310,000
Corporate Obligations	–	450,713,891	10,520,000	461,233,891
Preferred Stocks	17,346,107	3,338,000	847,000	21,531,107
Warrants	–	116,888	–	116,888
Short-Term Investments	2,274,109	–	–	2,274,109
Total	$20,950,598	$455,467,796	$11,677,000	$488,095,394
Other Financial Instruments
Liabilities
Reverse Repurchase Agreements	$–	$51,890,000	$–	$51,890,000

See the Schedule of Investments for further disaggregation of investment categories. During the period ended April 30, 2023, the Fund did not recognize any transfers to or from Level 3. See the summary of quantitative information about Level 3 Fair Value Measurements for more information.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 01/31/23	Amortization/ Accretion/ Distributions	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation/Depreciation	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 04/30/23
Convertible Obligations	$310,000	$–	$–	$–	$–	$–	$–	$–	$310,000
Corporate Obligations	$10,520,000	$–	$–	$–	$–	$–	$–	$–	$10,520,000
Preferred Stocks	$709,000	$–	$–	$138,000	$–	$–	$–	$–	$847,000

The total change in unrealized appreciation/depreciation attributable to Level 3 investments still held at April 30, 2023 is $138,000.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 04/30/23	Valuation Techniques	Unobservable Input*	Range/Weighted Average Unobservable Input**
Convertible Obligations	$310,000	Model Valuation	Debt recovery estimate based on 2023 and 2024 projected earnings, and EBITDA multiples	Recovery Estimate: 31% EBITDA Multiples: 6x-9x
Corporate Obligations	$2,170,000	Model Valuation	Debt recovery estimate based on 2023 and 2024 projected earnings, and EBITDA multiples	Recovery Estimate: 31% EBITDA Multiples: 6x-9x
Corporate Obligations	$8,350,000	Consensus Pricing	Trading colors of comparable securities and other deals with similar coupons and characteristics	$83.50
Preferred Stocks	$847,000	Consensus Pricing	Trading colors of comparable securities and other deals with similar coupons and characteristics	$847.00

*Significant increases and decreases in the unobservable inputs used to determine fair value of Level 3 assets could result in significantly higher or lower fair value measurements. An increase to the unobservable input would result in an increase to the fair value. A decrease to the unobservable input would have the opposite effect.

**Each input presents information for one security and reflects the value as of April 30, 2023.

Secured Borrowings

A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to the Fund.  In such situations, the Fund may incur losses as a result of a possible decline in the value of the underlying security during the period while the Fund seeks to enforce their rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing its rights.

The gross obligations for secured borrowing by the type of collateral pledged and remaining time to maturity on reverse repurchase contracts is as follows:

Reverse Repurchase Agreements			Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Corporate Obligations			$–	$30,243,000	$21,647,000	$–	$51,890,000
Total			$–	$30,243,000	$21,647,000	$–	$51,890,000